SCHEDULE OF MARKETABLE SECURITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Guarantor Obligations [Line Items]
Total marketable investment securities		$ 2,478,953
Corporate Fixed Income Securities [Member]
Guarantor Obligations [Line Items]
Total marketable investment securities		452,682
Government Securities [Member]
Guarantor Obligations [Line Items]
Total marketable investment securities		$ 2,026,271